INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2025
Insurance Coverage [Abstract]
INSURANCE COVERAGE
30 INSURANCE COVERAGE
The Company has insurance coverage for operational risks, with a maximum coverage of US$1,225,000 corresponding to R$6,740,440. Additionally, the Company has insurance coverage for civil general liabilities in the amount of US$20,000 corresponding to R$110,048 as of December 31, 2025.
The Company's Management considers these amounts adequate to cover any potential liabilities, risks and damage to its assets, and any loss of profits. The Company does not have insurance coverage for its forests. To mitigate the risk of fire, the Company maintains internal fire brigades, a watchtower network, and a fleet of fire trucks. There is no history of material losses arising from forest fires.
The Company has a domestic transportation insurance policy with a maximum coverage of R$60,000 and international policy in the amount of US$75,000 corresponding to R$412,680, effective through May 2027, and renewable for an additional 18 months.
In addition to the coverages mentioned above, the Company maintains insurance for civil responsibility of Directors and Executives (“D&O”), product liability insurance, motor vehicle liability insurance, credit risk insurance for customers in the domestic and international markets, as well as life insurance and health insurance.